Capital (Tables)	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Schedule of Classes of Share Capital

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value

	$ in thousands			in $
Balance as of January 1, 2020	2,767	851,700	42,465,669	0.05
Exercise of share warrants, employee warrants and stock options	18	6,101	314,517	—
Non-cash stock-based compensation expense	—	14,365	—	—
Other movements	—	(32)	—	—

Balance as of December 31, 2020	2,785	872,134	42,780,186	0.05

Capital increase (ATM)	143	46,811	2,415,630	—
Exercise of share warrants, employee warrants and stock options	17	5,597	288,494	—
Non-cash stock-based compensation expense	—	12,497	—	—
Transaction costs	—	(2,316)	—	—
Other movements	—	(27)	—	—

Balance as of December 31, 2021	2,945	934,696	45,484,310	0.05

Exercise of share warrants, employee warrants and stock options	10	—	191,658	—
Non-cash stock-based compensation expense	—	8,071	—	—
Transaction costs	—	(570)
Other movements	—	(359,076)	—

Balance as of December 31, 2022	2,955	583,122	45,675,968	0.05

Schedule of Share Warrants and Non-employee Warrants

Date	Type	Number of warrants/shares outstanding as of 01/01/2022	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares outstanding as of 12/31/2022	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2022	Strike price per share in euros
02/28/2008	BSPCE	—	—	—	—	—	—	—	6.16
07/27/2010	BSPCE	—	—	—	—	—	—	—	7.97
05/18/2015	Free shares	—	—	—	—	—	—	—	28.17
03/24/2015	Stock Options	1,410,332	—		58,428	1,351,904	1,351,904	1,351,904	38.45
03/27/2015	BSA	130,000	—			130,000	130,000	130,000	38.45
05/18/2015	BSA	50,000	—			50,000	50,000	50,000	29.58
09/08/2015	BSA	224,200	—			224,200	224,200	224,200	28.01
09/08/2015	Stock Options	1,411,800	—		94,500	1,317,300	1,317,300	1,317,300	27.55
03/14/2016	BSA	147,025	—			147,025	147,025	147,025	27.37
03/14/2016	Stock Options	1,446,602	—		181,735	1,264,867	1,264,867	1,264,867	22.44
10/28/2016	BSA	145,000	—			145,000	145,000	145,000	18.68
10/28/2016	Stock Options	1,608,134	—		163,432	1,444,702	1,444,702	1,444,702	17.90
10/11/2017	BSA	200,000	—			200,000	200,000	200,000	24.34
10/11/2017	Stock Options	772,000	—		107,000	665,000	665,000	665,000	22.57
10/08/2018	Free shares	—	—			—	—	—	23.84
10/08/2018	Stock Options	5,000	—			5,000	5,000	5,000	24.80
12/17/2018	Free shares	—	—			—	—	—	16.00
12/17/2018	Stock Options	—	—			—	—		18.37
03/07/2019	Free shares	—	—			—	—	—	16.00
03/07/2019	Stock Options	—	—			—	—		15.69
04/24/2019	Stock Options	1,074,916	—		148,625	926,291	926,291	864,044	18.25
04/24/2019	Free shares	—	—			—	—	—	18.01
07/16/2019	Free shares	—	—			—	—	—	14.01
11/06/2019	Stock Options	30,000	—			30,000	30,000	22,500	11.06
11/06/2019	Free shares	—	—			—	—	—	11.32

10/13/2021	Stock Options	9,000	—			9,000	9,000	2,250	10.29
11/25/2021	Free shares	2,100	—			2,100	2,100	—	7.84
11/25/2021	Stock Options	4,500	—			4,500	4,500	1,125	8.81
11/30/2021	Free shares	700	—		700	—	—	—	7.42
11/30/2021	Stock Options	1,300	—		1,300	—	—		8.54
01/06/2022	Free shares	—	700		700	—	—	—	6.74
01/06/2022	Stock Options	—	1,300		1,300	—	—		7.22
03/03/2022	Free shares	—	274,551		31,292	243,259	243,259		2.74
03/03/2022	Stock Options	—	709,204		42,662	666,542	666,542		4.41
03/29/2022	Free shares	—	1,900			1,900	1,900		4.09
03/29/2022	Stock Options	—	3,400			3,400	3,400		3.96
05/24/2022	Free shares	—	44,659		4,600	40,059	40,059		3.27
05/24/2022	Stock Options	—	42,580		5,000	37,580	37,580		3.48
11/08/2022	Free shares	—	30,000			30,000	30,000		2.37
11/08/2022	Stock Options	—	70,000			70,000	70,000		2.34
12/19/2022	Free shares	—	2,960			2,960	2,960		1.91
12/19/2022	Stock Options	—	2,065			2,065	2,065		2.09
	Total	10,978,720	1,183,319	191,658	1,377,779	10,592,602	10,592,602	8,296,744

11/18/2019	Stock Options	—	—			—	—		12.33
11/18/2019	Free shares	—	—			—	—	—	12.16
03/04/2020	Free shares	6,500	—	6,500		—	—	—	14.54
04/14/2020	Free shares	20,000	—	20,000		—	—	—	9.14
04/14/2020	Stock Options	160,000	—		160,000	—	—	—	8.27
06/19/2020	Free shares	10,000	—		10,000	—	—	—	14.76
06/19/2020	Stock Options	17,000	—		17,000	—	—		15.84
07/20/2020	Free shares	10,000	—	10,000		—	—	—	15.76
07/20/2020	Stock Options	17,000	—			17,000	17,000	9,562	15.12
08/05/2020	Free shares	34,000	—	32,000	2,000	—	—	—	14.00
08/05/2020	Stock Options	187,750	—		53,750	134,000	134,000	77,561	14.62
09/11/2020	Free shares	15,000	—	15,000		—	—	—	14.58
09/11/2020	Free shares	—	—			—	—	—	14.98
09/11/2020	Stock Options	45,000	—			45,000	45,000	25,312	14.36
10/14/2020	Free shares	335,330	—	94,758	52,154	188,418	188,418	—	22.45
11/05/2020	Stock Options	28,000	—		7,500	20,500	20,500	10,250	14.62
11/05/2020	Free shares	16,600	—	11,600	5,000	—	—	—	14.76
12/16/2020	Free shares	7,300	—	1,800	5,500	—	—	—	23.75
03/04/2021	Stock Options	840,645	—		138,797	701,848	701,848	309,799	19.44
03/05/2021	Free shares	16,500	—			16,500	16,500	—	14.44
03/05/2021	Free shares	281,521	—		50,954	230,567	230,567	—	12.69
04/13/2021	Stock Options	27,465	—			27,465	27,465	11,729	16.07
05/12/2021	Free shares	2,000	—			2,000	2,000	—	12.70
05/12/2021	Stock Options	3,500	—			3,500	3,500	1,312	14.36
05/28/2021	Free shares	148,225	—		6,900	141,325	141,325	—	12.38
05/28/2021	Stock Options	35,000	—		10,000	25,000	25,000	9,375	12.69
09/30/2021	Free shares	12,425	—		6,900	5,525	5,525	—	11.22
09/30/2021	Stock Options	24,850	—		10,050	14,800	14,800	6,927	11.51
10/13/2021	Free shares	4,500	—			4,500	4,500	—	8.29

Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest
The following table summarizes the information relating to each of our subsidiaries that reported non-controlling interest (“NCI”):

	CALYXT
	2021*	2022
	$ in thousands
Income (loss) from discontinued operations	(28,358)	(15,345)

Net income (loss) attributable to NCI	(10,910)	(7,894)

Other comprehensive income from discontinued operations	6,220	5,831

Total comprehensive income attributable to NCI	(12,216)	(8,250)

Current assets	15,180
Non-current assets	19,656
Assets held for sale		21,768
Current liabilities	4,933
Non-current liabilities	14,495
Liabilities related to asset held for sale		14,864

Net assets	15,408	6,903

Net assets attributable to NCI	5,886	3,517

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4).